Vanguard® Short Duration Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (31.0%)
U.S. Government Securities (23.5%)
[1]	United States Treasury Note/Bond	3.500%	10/31/2027	9,676	9,593
	United States Treasury Note/Bond	0.625%	11/30/2027	14,622	13,919
[2]	United States Treasury Note/Bond	3.875%	11/30/2027	17,112	17,047
	United States Treasury Note/Bond	0.625%	12/31/2027	14,647	13,901
	United States Treasury Note/Bond	3.375%	12/31/2027	13,572	13,417
	United States Treasury Note/Bond	4.250%	2/15/2028	11,024	11,036
	United States Treasury Note/Bond	3.875%	7/15/2028	5,300	5,270
	United States Treasury Note/Bond	1.500%	11/30/2028	3,036	2,851
	United States Treasury Note/Bond	4.375%	11/30/2028	2,982	2,996
	United States Treasury Note/Bond	3.500%	1/15/2029	2,871	2,825
	United States Treasury Note/Bond	1.750%	1/31/2029	2,787	2,623
	United States Treasury Note/Bond	4.000%	1/31/2029	4,865	4,844
	United States Treasury Note/Bond	2.625%	2/15/2029	2,100	2,020
	United States Treasury Note/Bond	2.375%	3/31/2029	1,700	1,622
	United States Treasury Note/Bond	4.125%	3/31/2029	2,929	2,926
	United States Treasury Note/Bond	4.625%	4/30/2029	4,618	4,673
	United States Treasury Note/Bond	2.750%	5/31/2029	300	288
	United States Treasury Note/Bond	4.500%	5/31/2029	13,347	13,468
	United States Treasury Note/Bond	4.250%	6/30/2029	14,843	14,878
	United States Treasury Note/Bond	4.000%	7/31/2029	6,688	6,657
	United States Treasury Note/Bond	3.625%	8/31/2029	7,753	7,630
	United States Treasury Note/Bond	3.500%	9/30/2029	3,780	3,704
	United States Treasury Note/Bond	3.875%	9/30/2029	1,788	1,772
	United States Treasury Note/Bond	1.500%	2/15/2030	3,369	3,069
	United States Treasury Note/Bond	3.625%	3/31/2030	1,849	1,813
	United States Treasury Note/Bond	3.500%	4/30/2030	3,091	3,017
	United States Treasury Note/Bond	0.625%	5/15/2030	4,182	3,655
	United States Treasury Note/Bond	4.000%	5/31/2030	4,129	4,102
	United States Treasury Note/Bond	3.750%	6/30/2030	1,200	1,181
	United States Treasury Note/Bond	4.000%	7/31/2030	3,725	3,698
	United States Treasury Note/Bond	0.625%	8/15/2030	5,392	4,669
	United States Treasury Note/Bond	4.125%	8/31/2030	1,861	1,856
	United States Treasury Note/Bond	4.875%	10/31/2030	3,420	3,510
	United States Treasury Note/Bond	3.500%	11/30/2030	5,032	4,891
	United States Treasury Note/Bond	3.625%	12/31/2030	6,426	6,276
	United States Treasury Note/Bond	3.500%	2/28/2031	3,612	3,507
	United States Treasury Note/Bond	3.875%	4/30/2031	3,207	3,161
	United States Treasury Note/Bond	4.625%	4/30/2031	2,197	2,236
					210,601
Conventional Mortgage-Backed Securities (2.9%)
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.060%	5.115%	5/1/2056	270	270
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.125%	1.858%	10/1/2051	244	233
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.141%	1.646%	8/1/2051	268	256
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.177%	4.914%	6/1/2056	1,247	1,246
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.195%	4.606%	6/1/2056	1,130	1,123
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.210%	4.939%	11/1/2055	905	905
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.300%	5.113%	6/1/2056	620	623
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.300%	5.146%	6/1/2056	220	221
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.310%	4.891%	6/1/2056	239	238
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.370%	1.666%	8/1/2051	380	363
[3,4,5]	Fannie Mae Pool, SOFR30A + 2.370%	1.668%	8/1/2051	317	303
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.100%	4.722%	5/1/2056	118	117
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.138%	4.609%	5/1/2056	593	585
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.1570%	5.024%	6/1/2056	879	879
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.158%	5.255%	5/1/2056	350	351
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.175%	5.054%	5/1/2056	546	546
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.265%	5.195%	6/1/2056	633	636
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.296%	4.953%	12/1/2055	1,127	1,124
[3,4,5]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.637%	6/1/2056	220	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Ginnie Mae	5.000%	7/20/2056	3,750	3,697
[3,6]	Ginnie Mae	5.500%	7/20/2056	5,750	5,778
[3,6]	Ginnie Mae	6.500%	7/15/2054	1,500	1,554
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	11/20/2055–1/20/2056	537	523
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	4/20/2056–5/20/2056	2,093	2,071
[3,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	2/20/2056	1,426	1,430
[3,4,6]	UMBS Pool	5.500%	7/13/2056	1,100	1,104
					26,392
Nonconventional Mortgage-Backed Securities (4.6%)
[3,4]	Fannie Mae REMICS	2.500%	4/25/2050	1,647	1,433
[3,4]	Fannie Mae REMICS	3.000%	6/25/2048	1,506	1,388
[3,4]	Fannie Mae REMICS	5.500%	9/25/2052	3,922	3,935
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.000%	4.628%	7/25/2055	6,276	6,264
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.200%	4.828%	4/25/2054	2,071	2,082
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.300%	4.928%	9/25/2054	1,954	1,969
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.300%	4.928%	4/25/2056	1,730	1,733
[3,4,5]	Fannie Mae REMICS, SOFR30A + 1.400%	5.028%	6/25/2056	4,701	4,700
[3,4]	Freddie Mac REMICS	3.000%	6/25/2048	1,356	1,246
[3]	Government National Mortgage Association	5.000%	4/20/2037	4,201	4,228
[3]	Government National Mortgage Association Class PN Series 2022-34	3.000%	2/20/2052	1,408	1,314
[3]	Government National Mortgage Association Class QA Series 2026-25	4.500%	12/20/2051	7,371	7,280
[3,5]	Government National Mortgage Association, SOFR30A + 1.350%	4.959%	7/20/2055	3,390	3,428
					41,000
Total U.S. Government and Agency Obligations (Cost $279,274)					277,993
Asset-Backed/Commercial Mortgage-Backed Securities (13.0%)
[3,7]	Affirm Asset Securitization Trust Class C Series 2026-X1	4.820%	4/15/2031	100	100
[3,7]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	310	308
[3,7]	Affirm Master Trust Class A Series 2026-1A	4.370%	2/15/2034	480	477
[3,7]	Affirm Master Trust Class B Series 2025-3A	4.750%	10/16/2034	1,000	992
[3,7]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	1,140	1,130
[3,7]	Affirm Master Trust Class C Series 2026-1A	4.720%	2/15/2034	270	268
[3,7]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	290	288
[3,6,7]	Aligned Data Centers Issuer LLC Class A2I Series 2026-1A	5.909%	6/15/2056	900	902
[3,7]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	183	183
[3,7]	Ally Bank Class B Series 2026-A	4.709%	3/15/2034	232	231
[3,7]	Ally Bank Class C Series 2026-A	4.856%	3/15/2034	232	232
[3,7]	Ally Bank Class D Series 2026-A	5.248%	3/15/2034	232	231
[3,7]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	140	136
[3,7]	AMSR Trust Class A Series 2026-SFR1	3.775%	4/17/2043	140	132
[3,7]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	100	96
[3,5,7]	Apidos CLO XLVII Ltd. Class A1R Series 2024-47A, TSFR3M + 1.250%	4.917%	4/26/2039	190	190
[3,5,7]	Apidos CLO XLVII Ltd. Class BR Series 2024-47A, TSFR3M + 1.580%	5.247%	4/26/2039	110	110
[3,7]	AutoNation Finance Trust Class B Series 2025-1A	5.030%	8/12/2030	860	864
[3,7]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	830	835
[3,7]	AutoNation Finance Trust Class C Series 2026-1A	4.560%	10/14/2031	140	138
[3,7]	AutoNation Finance Trust Class C Series 2026-2A	5.110%	6/15/2032	270	271
[3,7]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	300	302
[3,7]	AutoNation Finance Trust Class D Series 2026-1A	5.070%	1/11/2034	1,840	1,820
[3,7]	AutoNation Finance Trust Class D Series 2026-2A	5.750%	5/15/2034	380	381
[3,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-1A	4.280%	8/20/2030	470	463
[3,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-2A	4.600%	8/20/2032	490	482
[3,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	620	622
[3,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-2A	5.000%	8/20/2032	510	501
[3,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-3A	5.210%	4/20/2031	220	220
[3,7]	Avis Budget Rental Car Funding LLC Class A Series 2026-4A	5.090%	12/20/2032	850	851
[3,7]	Avis Budget Rental Car Funding LLC Class B Series 2026-4A	5.480%	12/20/2032	230	230
[3,5,7]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.825%	10/20/2036	200	200
[3,5,7]	Barings CLO Ltd. Class B Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	150	150
[3,5,7]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	100	100
[3,5,7]	Bayview Opportunity Master Fund VII LLC Class A Series 2026-CRD1, SOFR30A + 1.600%	5.190%	9/25/2034	1,810	1,810
[3,5,6,7,8]	BBAM US CLO VII Ltd. Class A1 Series 2026-7A, TSFR3M + 1.230%	1.000%	7/27/2039	210	210
[3]	BBCMS Mortgage Trust Class A3 Series 2026-5C40	5.248%	2/15/2059	300	304
[3,5]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	410	421
[3,5,7]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	100	100
[3,5,7]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.830%	10/10/2042	1,100	1,088
[3,7]	BHG Owner Loan Trust Class A Series 2026-1CON	4.810%	6/17/2037	260	259
[3]	BMO Mortgage Trust Class A3 Series 2026-5C15	5.684%	6/25/2059	450	463
[3,5]	BMO Mortgage Trust Class AS Series 2026-5C15	5.984%	6/25/2059	300	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	40	40
[3]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-1	4.440%	11/17/2031	210	207
[3]	Bridgecrest Lending Auto Securitization Trust Class C Series 2026-2	4.880%	2/17/2032	150	149
[3,7]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	320	302
[3,5,7]	BX Trust Class A Series 2025-ARIA	5.199%	12/13/2042	560	561
[3,5,7]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	160	160
[3,5,7]	Capital Street Master Trust Class A Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	1,000	1,000
[3]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	30	30
[3]	CarMax Auto Owner Trust Class C Series 2026-1	4.540%	3/15/2032	110	109
[3]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	200	202
[3]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	20	20
[3]	CarMax Auto Owner Trust Class D Series 2026-1	4.930%	1/18/2033	70	69
[3]	CarMax Auto Owner Trust Class D Series 2026-2	5.100%	4/18/2033	50	50
[3,5,7]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	200	200
[3,7]	Chase Auto Owner Trust Class C Series 2026-1A	5.110%	6/25/2032	325	326
[3,7]	Chase Auto Owner Trust Class D Series 2026-1A	5.560%	9/26/2033	325	325
[3,5,7]	Chase Home Lending Mortgage Trust Class A4 Series 2026-AGY1	5.000%	2/25/2057	4,400	4,353
[3,5,7]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	150	150
[3,5,7]	CIFC Funding Ltd. Class BR Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	150	150
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	350	346
[3,7]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	180	176
[3,7]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	250	247
[3,7]	Compass Datacenters Issuer III LLC Class A21 Series 2026-1A	4.897%	2/25/2056	290	286
[3,7]	Compass Datacenters Issuer III LLC Class A22 Series 2026-1A	5.289%	2/25/2056	170	168
[3,7]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	375	375
[3,7]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	220	221
[3,7]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	396	388
[3,7]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	129	128
[3,7]	DB Master Finance LLC Class A2I Series 2026-1A	5.200%	5/20/2056	1,800	1,799
[3,7]	Dell Equipment Finance Trust Class C Series 2026-1A	4.800%	12/22/2031	2,110	2,106
[3,7]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	100	99
[3,7]	Dell Equipment Finance Trust Class D Series 2026-1A	5.190%	11/22/2032	2,100	2,092
[3]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	685	678
[3,5,7]	Dryden 42 Senior Loan Fund Class A1R3 Series 2016-42AR, TSFR3M + 1.190%	5.525%	7/15/2037	250	250
[3,5,7]	Durst Commercial Mortgage Trust Class A Series 2025-151	5.317%	8/10/2042	1,000	1,005
[3,5,7]	EFMT Class A1 Series 2026-AE3	5.500%	6/25/2061	2,584	2,580
[3]	Exeter Automobile Receivables Trust Class C Series 2026-3A	4.920%	10/15/2032	810	809
[3]	Exeter Automobile Receivables Trust Class D Series 2025-5A	5.160%	3/15/2032	980	975
[3]	Exeter Automobile Receivables Trust Class D Series 2026-1A	5.000%	5/17/2032	440	435
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	628	630
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	307	308
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.578%	2/25/2046	747	748
[3,4,5,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	255	256
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	709	710
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	327	328
[3,4,5,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class M1 Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	638	639
[3,7]	First Investors Auto Owner Trust Class C Series 2025-1A	4.750%	12/15/2031	980	970
[3,7]	First Investors Auto Owner Trust Class C Series 2026-1	5.380%	7/15/2032	420	421
[3,7]	First Investors Auto Owner Trust Class D Series 2025-1A	5.220%	12/15/2033	1,030	1,019
[3,7]	First Investors Auto Owner Trust Class D Series 2026-1	5.800%	4/17/2034	3,370	3,375
[3,5,7]	Flatiron CLO 24 Ltd. Class A1R Series 2023-2A, TSFR3M + 1.190%	4.783%	1/15/2039	290	290
[3,5,7]	Flatiron CLO 24 Ltd. Class BR Series 2023-2A, TSFR3M + 1.400%	4.993%	1/15/2039	150	150
[3,7]	Ford Credit Auto Owner Trust Class B Series 2026-1	4.480%	8/15/2038	470	462
[3,7]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	265	265
[3]	Ford Credit Floorplan Master Owner Trust Class B Series 2026-2	4.850%	5/15/2033	70	70
[3,4,5,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.728%	5/25/2045	214	215
[3,5,7,8]	GCM CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.320%	5.016%	7/20/2039	200	200
[3,5,7,8]	GCM CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.600%	5.296%	7/20/2039	150	151
[3,5,7]	GGP Trust Class A Series 2026-TY	4.825%	3/5/2043	170	167
[3,7]	GLS Auto Receivables Issuer Trust Class C Series 2026-2A	4.900%	1/15/2032	580	580
[3]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	100	100
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	50	50
[3,7]	GMF Floorplan Owner Revolving Trust Class B Series 2026-2A	5.010%	5/16/2033	290	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5,7]	Goldentree Loan Management US CLO 28 Ltd. Class A Series 2026-28A, TSFR3M + 1.170%	4.837%	10/20/2039	120	120
[3,5,7]	Goldentree Loan Management US CLO 28 Ltd. Class B Series 2026-28A, TSFR3M + 1.400%	5.067%	10/20/2039	100	100
[3,5,7]	Goldentree Loan Management US CLO 9 Ltd. Class AR2 Series 2021-9A, TSFR3M + 1.230%	4.905%	4/20/2037	150	150
[3,5,7]	Goldentree Loan Management US CLO 9 Ltd. Class BR2 Series 2021-9A, TSFR3M + 1.600%	5.275%	4/20/2037	150	150
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2025-A	4.790%	2/15/2033	400	399
[3,7]	Hertz Vehicle Financing III LLC Class A Series 2025-5A	4.620%	5/25/2030	1,600	1,583
[3,7]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	4.890%	5/25/2032	100	99
[3,7]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	5.820%	5/25/2032	100	97
[3,7]	Hertz Vehicle Financing III LLC Class A Series 2026-1A	5.090%	11/25/2030	750	751
[3,7]	Hertz Vehicle Financing III LLC Class A Series 2026-2A	5.400%	11/25/2032	630	632
[3,7]	Hertz Vehicle Financing III LLC Class B Series 2026-1A	5.670%	11/25/2030	150	150
[3,7]	Hertz Vehicle Financing III LLC Class B Series 2026-2A	6.080%	11/25/2032	430	431
[3,7]	Hertz Vehicle Financing III LLC Class C Series 2026-1A	6.450%	11/25/2030	310	310
[3,7]	Hertz Vehicle Financing III LLC Class C Series 2026-2A	6.760%	11/25/2032	360	361
[3,7]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	100	99
[3,7]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	835	838
[3,7]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	448	444
[3]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	400	401
[3]	Hyundai Auto Receivables Trust Class C Series 2026-B	5.010%	10/17/2033	600	601
[3,5,7]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	5.041%	11/5/2037	100	100
[3,7]	Jersey Mike's Funding LLC Class A2I Series 2026-1A	4.952%	2/15/2056	269	266
[3,7]	LAD Auto Receivables Trust Class C Series 2026-2A	4.940%	10/17/2033	100	99
[3,5,7]	LBTY Commercial Mortgage Trust Class A Series 2026-225L	4.746%	2/10/2043	160	157
[3,5,7]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	100	100
[3,7]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	130	130
[3,7]	M&T Bank RV Trust Class A Series 2026-1A	4.350%	1/15/2046	258	254
[3,7]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	151	152
[3,7]	Navient Education Loan Trust Class A Series 2026-A	4.860%	9/15/2056	187	186
[3,7]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	81	80
[3,7]	Navient Refinance Loan Trust Class A Series 2026-A	4.500%	1/18/2056	136	134
[3,7]	Navient Refinance Loan Trust Class A Series 2026-B	5.070%	6/15/2056	880	880
[3,7]	Nelnet Student Loan Trust Class A1A Series 2025-DA	4.650%	8/20/2054	88	86
[3,5,7]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	343	343
[3,7]	Nelnet Student Loan Trust Class B Series 2025-DA	4.860%	8/20/2054	100	99
[3,7]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	530	523
[3,7]	NextGear Floorplan Master Owner Trust Class A2 Series 2026-1A	4.070%	2/15/2031	820	809
[3,5,7]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.824%	11/5/2038	100	99
[3,5,7]	NYC Trust Class A Series 2026-9W57	5.053%	6/6/2040	1,000	996
[3,5,7]	OBX Trust Class A4 Series 2026-AHC2	5.500%	6/25/2056	300	299
[3,5,7]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	150	150
[3,5,7]	OCP Aegis CLO Ltd. Class B1R Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	150	150
[3,7]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	375	375
[3,7]	OneMain Financial Issuance Trust Class A Series 2026-1A	4.980%	7/14/2039	1,890	1,897
[3,7]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	250	249
[3,7]	OneMain Financial Issuance Trust Class B Series 2026-1A	5.200%	7/14/2039	150	150
[3,7]	OneMain Financial Issuance Trust Class C Series 2026-1A	5.400%	7/14/2039	320	321
[3,5,6,7,8]	Palmer Square CLO Ltd. Class A Series 2026-2A, TSFR3M + 1.180%	4.837%	7/20/2039	280	280
[3,7]	PenFed Auto Receivables Owner Trust Class C Series 2026-A	5.170%	9/15/2032	120	120
[3,7]	PenFed Auto Receivables Owner Trust Class D Series 2026-A	5.660%	7/17/2034	40	40
[3,5,7]	PMT Loan Trust Class A1 Series 2025-INV7	6.000%	6/25/2056	782	794
[3,5,7]	PMT Loan Trust Class A2 Series 2026-CNF5	5.000%	6/25/2057	2,000	1,953
[3,5,7]	PMT Loan Trust Class A24 Series 2026-J3, SOFR30A + 1.800%	5.428%	6/25/2057	791	792
[3,5,7]	PMT Loan Trust Class A36 Series 2026-INV1, SOFR30A + 1.300%	4.928%	1/25/2057	4,029	4,019
[3,5,7]	PMT Loan Trust Class A8 Series 2026-INV6	5.500%	6/25/2057	1,600	1,599
[3,7]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	99	94
[3,7]	Progress Residential Trust Class A Series 2025-SFR6	4.000%	12/17/2042	160	154
[3,7]	Progress Residential Trust Class A Series 2026-SFR2	4.240%	5/17/2043	450	434
[3,7]	Progress Residential Trust Class A Series 2026-SFR3	4.000%	7/17/2043	510	486
[3,7]	Progress Residential Trust Class B Series 2025-SFR6	4.000%	12/17/2042	110	104
[3,7]	Progress Residential Trust Class B Series 2026-SFR2	4.320%	5/17/2043	260	248
[3,7]	Progress Residential Trust Class B Series 2026-SFR3	4.200%	7/17/2043	230	218
[3,7]	QTS Issuer ABS II LLC Class A2 Series 2025-1A	5.044%	10/5/2055	30	29
[3,7]	QTS Issuer ABS II LLC Class A2 Series 2026-1A	5.364%	1/5/2056	980	968
[3,7]	QTS Issuer ABS II LLC Class A2 Series 2026-4A	5.704%	3/5/2056	660	658
[3,6,7]	QTS Issuer ABS II LLC Class A21 Series 2026-6A	5.340%	7/5/2056	440	440
[3,5,7]	Rate Mortgage Trust Class A1 Series 2026-J2	5.000%	7/25/2056	2,100	2,053
[3,7]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	100	100
[3,5,7]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	50	50
[3,7]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	150	145
[3,7]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	RKTL Trust Class B Series 2026-2A	4.850%	5/25/2035	350	350
[3,5,7]	Rowe CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.230%	4.911%	4/20/2039	120	120
[3,5,7]	Rowe CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.550%	5.231%	4/20/2039	100	100
[3,5,7]	RR 44 Ltd. Class A1A Series 2026-44A, TSFR3M + 1.170%	4.842%	4/15/2041	300	300
[3,5,7]	RR 44 Ltd. Class A2 Series 2026-44A, TSFR3M + 1.400%	5.072%	4/15/2041	125	125
[3,7]	Sabey Data Center Issuer LLC Class A2 Series 2026-1	5.482%	1/20/2051	360	357
[3,7]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	204	205
[3,7]	Santander Bank Auto Credit-Linked Notes Class C Series 2026-A	4.953%	7/17/2034	250	250
[3,7]	Santander Bank Auto Credit-Linked Notes Class D Series 2026-A	5.247%	7/17/2034	250	250
[3]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	193	193
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	310	310
[3]	Santander Drive Auto Receivables Trust Class D Series 2025-4	4.950%	1/15/2032	250	249
[3]	Santander Drive Auto Receivables Trust Class D Series 2026-1	4.750%	4/15/2032	440	434
[3,7]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	375	375
[3,7]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	118	119
[3,7]	Securitized Term Auto Receivables Trust Class D Series 2026-A	4.873%	3/25/2033	133	132
[3,5,7]	Sequoia Mortgage Trust Class A1A Series 2026-HYB2	4.629%	7/25/2056	1,500	1,470
[3,5,7]	Sequoia Mortgage Trust Class A2 Series 2026-7	5.000%	6/25/2056	300	293
[3,7]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	330	334
[3,7]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	200	201
[3,7]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	100	99
[3,7]	SFS Auto Receivables Securitization Trust Class C Series 2026-1A	4.460%	11/21/2033	3,510	3,447
[3,7]	SFS Auto Receivables Securitization Trust Class C Series 2026-2A	4.990%	7/20/2034	300	299
[3,7]	SMB Private Education Loan Trust Class A1A Series 2026-A	4.680%	12/15/2053	587	575
[3,7]	SoFi Consumer Loan Program Class B Series 2026-3	4.850%	6/25/2035	170	170
[3,7]	SoFi Consumer Loan Program Class C Series 2026-3	5.090%	6/25/2035	570	571
[3,7]	SoFi Consumer Loan Program Trust Class B Series 2026-2	4.800%	3/25/2036	160	159
[3,7]	SoFi Consumer Loan Program Trust Class C Series 2026-1	4.740%	12/26/2035	210	208
[3,7]	SoFi Consumer Loan Program Trust Class C Series 2026-2	5.020%	3/25/2036	190	189
[3,7]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2026-AA	4.800%	12/20/2030	330	328
[3,6,7]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2026-BA	5.040%	3/20/2031	420	420
[3,7]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	130	128
[3,7]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	290	286
[3,7]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	2,705	2,703
[3,7]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	980	978
[3,7]	Tesla Sustainable Energy Business Trust Class A Series 2026-1A	5.310%	5/20/2052	350	351
[3,7]	Trafigura Securitisation Finance PLC Class A Series 2026-1A	5.120%	12/15/2029	1,070	1,068
[3,7]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	370	371
[3,7]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	150	146
[3,7]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	98	97
[3,7]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	115	115
[3,7]	Truist Bank Auto Credit-Linked Notes Class B Series 2026-1	5.067%	6/26/2034	2,520	2,516
[3,7]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	172	171
[3,7]	US Bank NA Class B1 Series 2026-RVM1	4.959%	12/25/2046	1,033	1,020
[3,7]	US Bank NA Class B1 Series 2026-SUP1	5.500%	6/27/2033	1,000	1,000
[3,7]	US Bank NA Class C Series 2026-RVM1	5.595%	12/25/2046	272	269
[3,7]	Vantage Data Centers Issuer LLC Class A2 Series 2025-2A	5.239%	11/15/2055	320	311
[3,7]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	320	314
[3,7]	VB-S1 Issuer LLC Class C2 Series 2026-1A	4.693%	3/15/2056	270	264
[3]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	350	351
[3,7]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	100	98
[3]	Verizon Master Trust Class C Series 2026-2	4.850%	6/21/2032	190	190
[3,5,7,8]	Voya CLO Ltd. Class A1 Series 2026-2A, TSFR3M + 1.200%	4.951%	7/15/2039	210	210
[3,5,7,8]	Voya CLO Ltd. Class B Series 2026-2A, TSFR3M + 1.500%	5.251%	7/15/2039	100	100
[3,5,7]	Wells Fargo Commercial Mortgage Trust Class A Series 2026-1250B	4.833%	3/10/2041	600	592
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	300	296
[3,7]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	1,034	1,010
[3,7]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	44	42
[3,7]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	180	178
[3,7]	Westlake Automobile Receivables Trust Class C Series 2026-2A	4.890%	3/15/2032	410	409
[3,7]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	130	128
[3,7]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	50	50
[3,7]	Yamaha Motor Master Trust II Class C Series 2026-A	4.890%	4/15/2031	100	99
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $116,929)					116,529
Corporate Bonds (45.1%)
Communications (3.2%)
	Airbnb Inc.	4.400%	3/16/2029	170	169
	Airbnb Inc.	4.650%	3/16/2031	105	104
	Alphabet Inc.	4.100%	2/15/2031	577	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Altice France SA	6.875%	10/15/2030	515	500
[7]	Altice France SA	6.500%	4/15/2032	184	178
	AMC Global Media Inc.	4.250%	2/15/2029	201	178
[7]	Beacon Point DC LLC	6.129%	11/30/2042	297	300
[7]	Beignet Investor LLC	6.581%	5/30/2049	334	341
[7]	Black Pearl Compute LLC	6.125%	2/15/2031	695	705
[7]	Cable One Inc.	4.000%	11/15/2030	200	108
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	55	55
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	40	39
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	285	265
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	40	36
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	1,855	1,638
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	15	15
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	981	962
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	257	254
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	796	742
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	1,326	1,321
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	1,500	1,536
[7]	Cox Communications Inc.	3.500%	8/15/2027	398	393
[7]	Cox Communications Inc.	5.450%	9/15/2028	300	303
[7]	Cox Communications Inc.	1.800%	10/1/2030	60	52
[7]	CSC Holdings LLC	11.250%	5/15/2028	660	426
[7]	CSC Holdings LLC	11.750%	1/31/2029	480	294
[7]	CSC Holdings LLC	4.125%	12/1/2030	505	300
[7]	CSC Holdings LLC	4.500%	11/15/2031	70	41
	Deutsche Telekom International Finance BV	8.250%	6/15/2030	200	225
[7]	Directv Financing LLC	8.875%	2/1/2030	905	922
[7]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	230	239
[7]	DISH Network Corp.	11.750%	11/15/2027	906	931
[7]	EW Scripps Co.	9.875%	8/15/2030	25	22
[7]	Flash Compute LLC	7.250%	12/31/2030	580	597
	Fox Corp.	4.709%	1/25/2029	130	130
[7]	HUT 8 DC LLC	6.192%	11/15/2042	428	434
[7]	Meridian Arc Holdco LLC	6.250%	4/30/2031	755	756
	Meta Platforms Inc.	4.200%	11/15/2030	822	809
	Meta Platforms Inc.	4.550%	5/15/2031	1,819	1,809
[7]	Midcontinent Communications	8.000%	8/15/2032	440	387
[7,9]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	250	299
[7]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	55	58
[7]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	215	228
	Omnicom Group Inc.	4.200%	3/2/2029	510	503
	Omnicom Group Inc.	4.200%	6/1/2030	850	833
	Paramount Global	4.200%	6/1/2029	305	293
	Paramount Global	5.500%	5/15/2033	350	313
	Paramount Global	6.250%	2/28/2057	40	32
[7]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	1,265	1,263
[3,7]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	586	585
[7]	Scripps Escrow II Inc.	3.875%	1/15/2029	60	55
[7]	Space Exploration Technologies Corp.	5.350%	7/15/2031	800	799
[7]	Stingray Compute LLC	6.000%	6/15/2031	285	286
[3,7]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	490	483
[7]	Telecommunications co Telekom Srbija AD Belgrade	7.250%	5/18/2031	857	855
	T-Mobile USA Inc.	2.625%	2/15/2029	200	190
	Uber Technologies Inc.	4.300%	1/15/2030	50	49
	Uber Technologies Inc.	4.150%	1/15/2031	80	78
[7]	Univision Communications Inc.	7.375%	6/30/2030	240	241
[7]	Univision Communications Inc.	8.500%	7/31/2031	110	111
[7]	Univision Communications Inc.	9.375%	8/1/2032	5	5
[7]	Univision Communications Inc.	8.875%	4/15/2033	165	163
	VeriSign Inc.	5.100%	7/15/2031	520	522
	Verizon Communications Inc.	4.016%	12/3/2029	1,139	1,118
	Verizon Communications Inc.	2.550%	3/21/2031	97	88
[7]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	20	16
[7]	Virgin Media Secured Finance plc	4.500%	8/15/2030	160	136
[7]	WULF Compute LLC	7.750%	10/15/2030	257	270
					28,955
Consumer Discretionary (4.1%)
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	325	319
[7]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	480	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Academy Ltd.	5.875%	5/15/2031	330	330
	Advance Auto Parts Inc.	3.900%	4/15/2030	2	2
[7]	Advance Auto Parts Inc.	7.000%	8/1/2030	242	248
[7]	Advance Auto Parts Inc.	7.375%	8/1/2033	5	5
	Amazon.com Inc.	4.000%	3/13/2029	680	673
	Amazon.com Inc.	4.100%	11/20/2030	52	51
	Amazon.com Inc.	4.250%	3/13/2031	1,450	1,428
	American Honda Finance Corp.	4.550%	7/9/2027	199	199
	American Honda Finance Corp.	4.150%	1/8/2029	120	118
	American Honda Finance Corp.	4.450%	1/8/2031	55	54
	American Honda Finance Corp.	4.900%	4/10/2031	80	80
	AutoZone Inc.	3.750%	6/1/2027	321	319
	AutoZone Inc.	3.750%	4/18/2029	453	442
	Bath & Body Works Inc.	7.500%	6/15/2029	1,230	1,244
[7]	Bath & Body Works Inc.	6.625%	10/1/2030	260	265
[7,9]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	240	279
[7,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	84	96
[7]	Belron UK Finance plc	5.750%	10/15/2029	200	201
[7]	Boyne USA Inc.	4.750%	5/15/2029	220	216
[7]	Builders FirstSource Inc.	5.000%	3/1/2030	450	441
[7]	Caesars Entertainment Inc.	4.625%	10/15/2029	60	58
[7]	Carnival Corp. Ltd.	5.125%	5/1/2029	65	65
[7]	Carnival Corp. Ltd.	5.875%	6/15/2031	10	10
[7]	Champ Acquisition Corp.	8.375%	12/1/2031	420	441
[7]	Churchill Downs Inc.	5.500%	4/1/2027	460	460
[7]	Churchill Downs Inc.	4.750%	1/15/2028	100	99
[7]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	60	62
	Cornell University	4.169%	6/15/2030	20	20
	eBay Inc.	4.250%	3/6/2029	1,059	1,046
	eBay Inc.	2.700%	3/11/2030	1,593	1,478
[7]	ERAC USA Finance LLC	4.500%	10/30/2029	307	305
[7]	ERAC USA Finance LLC	4.700%	4/30/2031	2,214	2,207
[7]	Flutter Treasury DAC	6.375%	4/29/2029	260	264
[7]	Flutter Treasury DAC	5.875%	6/4/2031	355	354
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	200	198
	General Motors Co.	5.350%	4/15/2028	150	151
	General Motors Co.	5.400%	10/15/2029	100	102
	General Motors Financial Co. Inc.	6.000%	1/9/2028	928	945
	General Motors Financial Co. Inc.	4.750%	4/6/2029	310	310
	General Motors Financial Co. Inc.	4.900%	10/6/2029	185	185
	General Motors Financial Co. Inc.	5.350%	1/7/2030	2,100	2,134
	General Motors Financial Co. Inc.	5.450%	7/15/2030	2,270	2,316
	General Motors Financial Co. Inc.	4.600%	1/8/2031	665	656
	General Motors Financial Co. Inc.	5.100%	9/15/2031	695	696
[7]	Gildan Activewear Inc.	4.700%	10/7/2030	25	25
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	170	162
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	105	101
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	70	71
[7]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	190	190
[7,10]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	300	312
	Las Vegas Sands Corp.	5.300%	5/15/2031	100	100
[7]	Light & Wonder International Inc.	7.500%	9/1/2031	150	155
	Lowe's Cos. Inc.	3.950%	10/15/2027	70	70
	Lowe's Cos. Inc.	4.000%	10/15/2028	60	59
	Lowe's Cos. Inc.	4.250%	3/15/2031	395	387
	Marriott International Inc.	4.625%	6/15/2030	130	130
[7]	Men's Wearhouse LLC	9.000%	2/1/2031	300	319
[7]	MGM China Holdings Ltd.	6.250%	5/15/2033	45	44
[7]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	485	480
[7]	NCL Corp. Ltd.	7.750%	2/15/2029	80	83
[7]	NCL Corp. Ltd.	6.250%	3/1/2030	90	90
[7]	NCL Corp. Ltd.	5.875%	1/15/2031	505	490
[7]	NCL Corp. Ltd.	6.750%	2/1/2032	145	145
	Newell Brands Inc.	6.625%	9/15/2029	1,000	1,017
[7]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	10	10
[7]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	1,450	1,425
[7]	Pioneer Opco LLC	7.000%	5/15/2033	15	15
[7]	QXO Building Products Inc.	6.500%	7/15/2031	185	189
[7]	QXO Building Products Inc.	6.750%	4/30/2032	430	444
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	6.500%	10/1/2028	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	320	312
[7]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	85	88
[7]	Stellantis Finance US Inc.	5.625%	1/12/2028	375	378
[7]	Stellantis Finance US Inc.	5.350%	3/17/2028	1,750	1,755
[7]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	200	198
[7]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	200	196
	Toyota Motor Credit Corp.	4.050%	3/13/2029	645	638
	Toyota Motor Credit Corp.	4.200%	1/10/2031	105	103
[7]	Vail Resorts Inc.	5.625%	7/15/2030	30	30
[7]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	2,330	2,364
[7]	Volkswagen Group of America Finance LLC	6.200%	11/16/2028	60	62
	Whirlpool Corp.	6.125%	6/15/2030	55	51
	Whirlpool Corp.	2.400%	5/15/2031	250	187
[7]	Whirlpool Corp.	7.500%	7/1/2031	45	46
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	50	49
[7]	Wynn Macau Ltd.	5.500%	10/1/2027	130	130
[7]	ZF North America Capital Inc.	6.750%	4/23/2030	370	366
[7]	ZF North America Capital Inc.	7.500%	3/24/2031	990	997
					36,530
Consumer Staples (0.9%)
[7]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	15	15
	BAT Capital Corp.	2.259%	3/25/2028	10	10
	BAT Capital Corp.	4.906%	4/2/2030	1,025	1,030
	BAT Capital Corp.	6.343%	8/2/2030	70	74
	BAT International Finance plc	5.931%	2/2/2029	100	103
[7]	Cargill Inc.	4.125%	10/23/2030	93	91
	Conagra Brands Inc.	4.850%	11/1/2028	133	133
	Conagra Brands Inc.	8.250%	9/15/2030	50	56
	Constellation Brands Inc.	4.800%	5/1/2030	70	70
[7]	Darling Ingredients Inc.	5.250%	4/15/2027	1,005	1,004
	Diageo Capital plc	2.000%	4/29/2030	200	182
[9]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	100	112
[7]	Energizer Holdings Inc.	4.375%	3/31/2029	255	247
[7,9]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	100	111
[7]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	50	52
[7]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	7.125%	4/30/2033	50	51
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	50	47
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	30	30
	Kraft Heinz Foods Co.	3.750%	4/1/2030	5	5
	Kroger Co.	2.200%	5/1/2030	290	264
[7]	Mars Inc.	4.600%	3/1/2028	365	366
	McCormick & Co. Inc.	4.150%	2/15/2029	150	148
	Molson Coors Beverage Co.	4.900%	7/8/2031	175	175
[9]	Opal Bidco SAS	5.500%	3/31/2032	250	294
[7]	Opal Bidco SAS	6.500%	3/31/2032	145	148
	Philip Morris International Inc.	4.375%	11/1/2027	53	53
	Philip Morris International Inc.	3.875%	10/27/2028	275	271
	Philip Morris International Inc.	4.875%	2/13/2029	175	176
	Philip Morris International Inc.	4.125%	4/27/2029	455	450
	Philip Morris International Inc.	3.375%	8/15/2029	200	193
	Philip Morris International Inc.	4.625%	11/1/2029	250	250
	Philip Morris International Inc.	5.625%	11/17/2029	150	155
	Philip Morris International Inc.	5.125%	2/15/2030	400	406
	Philip Morris International Inc.	4.375%	4/30/2030	350	346
	Philip Morris International Inc.	4.000%	10/29/2030	270	263
	Sysco Corp.	4.400%	7/25/2031	80	78
	Tyson Foods Inc.	3.550%	6/2/2027	255	253
	Tyson Foods Inc.	4.350%	3/1/2029	620	615
	Tyson Foods Inc.	5.400%	3/15/2029	27	28
					8,355
Energy (3.6%)
[7]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	680	680
[7]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	1,230	1,226
	Bapco Energies BSC Closed	8.375%	11/7/2028	200	204
[7]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	250	256
[7]	Chord Energy Corp.	6.000%	10/1/2030	20	20
	ConocoPhillips Co.	4.700%	1/15/2030	53	53
	DCP Midstream Operating LP	5.625%	7/15/2027	186	188
[7]	Devon Energy Corp.	4.375%	3/15/2029	2,910	2,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecopetrol SA	6.875%	4/29/2030	26	26
	Ecopetrol SA	7.750%	2/1/2032	704	737
	Ecopetrol SA	8.875%	1/13/2033	711	779
	Enbridge Inc.	4.850%	3/27/2031	190	190
	Energy Transfer LP	5.250%	4/15/2029	127	129
	Energy Transfer LP	4.150%	9/15/2029	100	98
	Energy Transfer LP	6.400%	12/1/2030	70	74
	EOG Resources Inc.	4.400%	1/15/2031	40	39
	EQT Corp.	4.500%	1/15/2029	46	46
	EQT Corp.	4.750%	1/15/2031	40	40
[7]	Excelerate Energy LP	8.000%	5/15/2030	210	222
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	293	286
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	2,672	2,384
[7]	Harvest Midstream I LP	6.750%	5/15/2034	55	56
	Helmerich & Payne Inc.	4.850%	12/1/2029	53	53
	MPLX LP	4.800%	2/15/2029	133	133
[7]	Noble Finance II LLC	8.000%	4/15/2030	912	945
	Occidental Petroleum Corp.	7.500%	5/1/2031	30	33
	ONEOK Inc.	4.550%	7/15/2028	150	150
	ONEOK Inc.	4.350%	3/15/2029	105	104
	ONEOK Inc.	3.250%	6/1/2030	20	19
	ONEOK Inc.	5.800%	11/1/2030	100	103
	OQ SAOC	5.125%	5/6/2028	1,400	1,401
	Petrobras Global Finance BV	5.125%	9/10/2030	1,223	1,203
[3]	Petroleos Mexicanos	8.750%	6/2/2029	735	786
	Petroleos Mexicanos	6.840%	1/23/2030	541	556
[7]	QatarEnergy	4.625%	6/23/2029	3,000	2,981
[7]	Rockies Express Pipeline LLC	4.950%	7/15/2029	100	99
	SA Global Sukuk Ltd.	4.250%	10/2/2029	5,400	5,294
	SA Global Sukuk Ltd.	2.694%	6/17/2031	315	283
	Saudi Arabian Oil Co.	2.250%	11/24/2030	264	236
	Saudi Arabian Oil Co.	4.375%	2/2/2031	446	435
	SM Energy Co.	6.625%	1/15/2027	240	240
[7]	SM Energy Co.	6.750%	8/1/2029	250	255
[7]	SM Energy Co.	8.750%	7/1/2031	122	127
[7]	SM Energy Co.	9.625%	6/15/2033	92	101
[7]	Sunoco LP	4.500%	10/1/2029	30	29
[7]	Sunoco LP	5.625%	3/15/2031	25	25
[7]	Sunoco LP	5.375%	7/15/2031	25	25
[7]	Sunoco LP	6.625%	8/15/2032	430	437
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	450	450
	Targa Resources Corp.	6.150%	3/1/2029	85	88
	Targa Resources Corp.	4.350%	4/15/2031	335	327
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/2030	200	202
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	130	127
	TransCanada PipeLines Ltd.	6.125%	10/17/2056	120	121
[7]	Transocean International Ltd.	8.250%	5/15/2029	210	217
[7]	Transocean International Ltd.	8.500%	5/15/2031	875	908
	Uzbekneftegaz JSC	8.750%	5/7/2030	1,256	1,352
[7]	Valaris Ltd.	8.375%	4/30/2030	550	571
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	137	131
[7]	Venture Global LNG Inc.	8.375%	6/1/2031	60	62
[7]	Venture Global LNG Inc.	9.875%	2/1/2032	120	128
[7]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	365	373
[7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	70	73
	Western Midstream Operating LP	6.350%	1/15/2029	295	305
	Williams Cos. Inc.	4.625%	6/30/2030	50	50
					32,156
Financials (19.1%)
[7]	ABN AMRO Bank NV	2.470%	12/13/2029	495	469
[6]	Aercap Funding DAC	4.875%	7/7/2031	450	448
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	265	263
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	40	40
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	50	51
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	600	578
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	230	227
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	1,930	1,922
	Allstate Corp.	5.050%	6/24/2029	50	51
	Ally Financial Inc.	5.737%	5/15/2029	2,050	2,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	5.532%	4/25/2030	250	256
	American Express Co.	4.444%	5/3/2030	1,500	1,491
	American Express Co.	5.085%	1/30/2031	50	51
	American Express Co.	5.016%	4/25/2031	150	152
	American International Group Inc.	4.850%	5/7/2030	150	151
[7]	AmWINS Group Inc.	4.875%	6/30/2029	220	212
	Aon Corp.	4.500%	12/15/2028	50	50
	Aon Corp.	2.800%	5/15/2030	100	93
	Apollo Debt Solutions BDC	5.875%	8/30/2030	75	74
[7]	Apollo Debt Solutions BDC	5.700%	1/23/2031	70	69
	Ares Capital Corp.	5.550%	1/15/2030	40	40
	Ares Capital Corp.	5.250%	4/12/2031	50	49
[7]	Athene Global Funding	5.349%	7/9/2027	70	70
[7]	Athene Global Funding	4.830%	5/9/2028	530	529
[7]	Athene Global Funding	4.721%	10/8/2029	50	49
[7]	Atlas Warehouse Lending Co. LP	6.050%	1/15/2028	750	759
[7]	Atlas Warehouse Lending Co. LP	4.625%	11/15/2028	740	730
[7]	Aviation Capital Group LLC	4.250%	4/30/2029	100	98
	Banco Santander SA	4.250%	4/11/2027	75	75
	Banco Santander SA	6.607%	11/7/2028	340	355
	Banco Santander SA	5.565%	1/17/2030	100	102
	Banco Santander SA	5.538%	3/14/2030	100	102
	Banco Santander SA	4.867%	4/15/2031	400	398
	Bank of America Corp.	4.948%	7/22/2028	1,075	1,079
	Bank of America Corp.	2.087%	6/14/2029	150	143
	Bank of America Corp.	3.194%	7/23/2030	670	640
	Bank of America Corp.	4.695%	4/23/2032	150	149
	Bank of Montreal	4.439%	1/14/2032	50	49
	Bank of New York Mellon Corp.	5.802%	10/25/2028	750	763
	Bank of New York Mellon Corp.	6.317%	10/25/2029	50	52
	Bank of Nova Scotia	4.932%	2/14/2029	50	50
[7]	Banque Federative du Credit Mutuel SA	5.790%	7/13/2028	1,325	1,353
[7]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	635	624
	Barclays plc	7.385%	11/2/2028	20	21
	Barclays plc	5.088%	6/20/2030	2,240	2,245
	Blackstone Secured Lending Fund	5.350%	4/13/2028	19	19
[7]	Block Inc.	5.625%	8/15/2030	60	60
	Block Inc.	6.500%	5/15/2032	290	296
[7]	BNP Paribas SA	1.904%	9/30/2028	250	242
[7]	BNP Paribas SA	4.792%	5/9/2029	2,500	2,502
[7]	BNP Paribas SA	2.159%	9/15/2029	440	416
[7]	BNP Paribas SA	5.198%	1/10/2030	145	146
[7]	BNP Paribas SA	5.497%	5/20/2030	2,250	2,289
[7]	BPCE SA	2.700%	10/1/2029	425	399
[7]	BPCE SA	5.716%	1/18/2030	20	20
[7]	BPCE SA	5.184%	6/2/2032	870	869
	Brookfield Finance Inc.	4.850%	3/29/2029	50	50
	Brown & Brown Inc.	4.700%	6/23/2028	17	17
[7]	Burford Capital Global Finance LLC	6.250%	4/15/2028	395	391
[7]	Burford Capital Global Finance LLC	9.250%	7/1/2031	125	122
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	300	301
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	178	181
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	250	249
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	1,415	1,401
	Capital One Financial Corp.	6.312%	6/8/2029	190	195
	Capital One Financial Corp.	4.493%	9/11/2031	2,125	2,085
	Capital One Financial Corp.	4.722%	1/30/2032	2,130	2,100
	Charles Schwab Corp.	5.643%	5/19/2029	100	102
[7]	Citadel LP	6.000%	1/23/2030	50	51
[7]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	250	253
	Citigroup Inc.	4.786%	3/4/2029	825	827
	Citigroup Inc.	2.976%	11/5/2030	50	47
	Citigroup Inc.	4.952%	5/7/2031	325	326
	Citigroup Inc.	4.503%	9/11/2031	319	315
	Citizens Bank NA / Providence RI	4.575%	8/9/2028	2,040	2,040
	Citizens Financial Group Inc.	5.253%	3/5/2031	1,210	1,222
[7]	Cooperatieve Rabobank UA	5.564%	2/28/2029	270	274
[7]	Cooperatieve Rabobank UA	5.447%	3/5/2030	963	980
	Corebridge Financial Inc.	6.875%	12/15/2052	2,070	2,098
[7]	Corebridge Global Funding	4.250%	8/21/2028	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Corebridge Global Funding	4.450%	10/2/2030	900	883
[7]	CRC Insurance Group LLC	7.125%	6/1/2031	215	214
[7]	Credit Agricole SA	5.230%	1/9/2029	2,425	2,444
[7]	Credit Agricole SA	6.316%	10/3/2029	2,390	2,467
[7]	Credit Agricole SA	3.250%	1/14/2030	280	263
[7]	Credit Agricole SA	5.222%	5/27/2031	200	202
[7]	Danske Bank A/S	4.662%	3/27/2029	2,330	2,329
[7]	Danske Bank A/S	5.019%	3/4/2031	825	828
[7]	Depository Trust Co.	4.300%	3/27/2029	250	249
	Deutsche Bank AG	2.552%	1/7/2028	150	149
	Deutsche Bank AG	5.373%	1/10/2029	1,703	1,719
	Deutsche Bank AG	6.819%	11/20/2029	424	443
	Deutsche Bank AG	5.297%	5/9/2031	265	268
	Deutsche Bank AG	4.950%	8/4/2031	398	397
	Deutsche Bank AG	3.547%	9/18/2031	398	376
[7]	DNB Bank ASA	4.384%	11/4/2031	320	314
[7]	Equitable America Global Funding	4.650%	6/9/2028	50	50
[7]	Equitable Holdings Inc.	4.572%	2/15/2029	100	99
[7]	Fair Isaac Corp.	4.000%	6/15/2028	700	684
	Fidelity National Information Services Inc.	4.450%	3/10/2028	1,020	1,016
	Fidelity National Information Services Inc.	4.550%	3/10/2029	1,000	992
	Fifth Third Bancorp	4.055%	4/25/2028	281	280
[7]	Freedom Mortgage Corp.	6.625%	1/15/2027	180	180
[7]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	370	359
[7]	GA Global Funding Trust	1.950%	9/15/2028	150	141
	GATX Corp.	4.550%	11/7/2028	30	30
[7]	Global Atlantic Fin Co.	4.400%	10/15/2029	50	49
[7]	Global Atlantic Fin Co.	3.125%	6/15/2031	26	23
	Goldman Sachs Group Inc.	4.937%	4/23/2028	50	50
	Goldman Sachs Group Inc.	4.148%	1/21/2029	850	843
	Goldman Sachs Group Inc.	3.814%	4/23/2029	400	394
	Goldman Sachs Group Inc.	4.594%	4/20/2030	1,750	1,740
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,415	2,475
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,255	2,269
	Goldman Sachs Group Inc.	4.692%	10/23/2030	85	85
	Goldman Sachs Group Inc.	5.207%	1/28/2031	190	192
	Goldman Sachs Group Inc.	5.218%	4/23/2031	90	91
	Goldman Sachs Group Inc.	4.516%	1/21/2032	600	589
[7]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	170	153
[7]	HPS Corporate Lending Fund	5.650%	4/2/2031	30	29
	HSBC Holdings plc	7.390%	11/3/2028	805	834
	HSBC Holdings plc	4.899%	3/3/2029	130	130
	HSBC Holdings plc	6.161%	3/9/2029	20	20
	HSBC Holdings plc	4.398%	3/10/2030	800	791
	HSBC Holdings plc	4.950%	3/31/2030	480	484
	HSBC Holdings plc	4.711%	5/12/2030	2,995	2,982
	HSBC Holdings plc	5.286%	11/19/2030	400	405
	HSBC Holdings plc	5.240%	5/13/2031	425	430
	HSBC Holdings plc	4.619%	11/6/2031	610	601
	Huntington Bancshares Inc.	4.443%	8/4/2028	2,491	2,487
	Huntington National Bank	5.650%	1/10/2030	100	103
	ING Groep NV	4.550%	10/2/2028	750	750
	ING Groep NV	5.335%	3/19/2030	200	203
	ING Groep NV	4.803%	3/23/2032	200	199
[7]	Intesa Sanpaolo SpA	5.000%	6/29/2030	580	581
[7]	Intesa Sanpaolo SpA	5.200%	6/29/2032	1,295	1,299
	JPMorgan Chase & Co.	4.979%	7/22/2028	265	266
	JPMorgan Chase & Co.	4.505%	10/22/2028	100	100
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,000	1,005
	JPMorgan Chase & Co.	4.005%	4/23/2029	100	99
	JPMorgan Chase & Co.	6.087%	10/23/2029	200	206
	JPMorgan Chase & Co.	5.012%	1/23/2030	181	182
	JPMorgan Chase & Co.	4.408%	4/23/2030	2,675	2,652
	JPMorgan Chase & Co.	2.522%	4/22/2031	103	95
	JPMorgan Chase & Co.	1.764%	11/19/2031	550	485
	JPMorgan Chase & Co.	4.347%	1/22/2032	295	289
	JPMorgan Chase & Co.	4.622%	4/23/2032	1,285	1,270
[7]	Lincoln Financial Global Funding	4.200%	1/12/2029	80	79
	Lincoln National Corp.	3.400%	1/15/2031	100	94
	Lloyds Banking Group plc	5.871%	3/6/2029	3,375	3,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	M&T Bank Corp.	4.553%	8/16/2028	756	756
	M&T Bank Corp.	5.179%	7/8/2031	110	111
	M&T Bank Corp.	5.400%	7/30/2035	24	24
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	663	664
	Manufacturers & Traders Trust Co.	4.548%	4/18/2030	1,750	1,737
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	300	287
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	315	319
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	750	758
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	675	663
	Mizuho Financial Group Inc.	4.254%	9/11/2029	200	198
	Mizuho Financial Group Inc.	4.711%	7/8/2031	2,250	2,238
	Morgan Stanley	6.407%	11/1/2029	375	388
	Morgan Stanley	4.238%	1/9/2030	435	429
	Morgan Stanley	5.173%	1/16/2030	574	579
	Morgan Stanley	4.555%	4/10/2030	165	164
	Morgan Stanley	5.042%	7/19/2030	2,133	2,148
	Morgan Stanley	5.230%	1/15/2031	430	435
	Morgan Stanley	5.192%	4/17/2031	190	192
	Morgan Stanley	4.493%	1/16/2032	445	436
	Morgan Stanley	4.809%	4/16/2032	570	566
	Morgan Stanley Bank NA	4.952%	1/14/2028	600	601
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,265	1,273
	Morgan Stanley Bank NA	4.788%	5/10/2030	245	245
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	250	249
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	750	747
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	2,750	2,703
	NatWest Group plc	5.808%	9/13/2029	750	767
	NatWest Group plc	4.445%	5/8/2030	200	198
	NatWest Group plc	4.983%	6/18/2032	200	200
[7]	Nippon Life Insurance Co.	4.748%	4/2/2031	205	204
	Nomura Holdings Inc.	5.842%	1/18/2028	530	539
	Nomura Holdings Inc.	4.996%	6/29/2029	445	446
	Nomura Holdings Inc.	3.103%	1/16/2030	210	197
[7]	Nordea Bank Abp	4.625%	9/13/2033	225	223
	OneMain Finance Corp.	3.500%	1/15/2027	140	139
	OneMain Finance Corp.	6.625%	5/15/2029	330	337
	ORIX Corp.	5.000%	9/13/2027	750	753
[7]	Pacific Life Global Funding II	1.600%	9/21/2028	50	47
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	796	794
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	106	108
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	7/1/2029	303	307
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.350%	11/1/2029	133	127
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	560	578
	Pinnacle Bank	5.957%	1/15/2036	250	248
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	35	36
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	250	251
	PNC Financial Services Group Inc.	4.618%	10/26/2029	2,030	2,025
	Progressive Corp.	4.600%	3/26/2031	195	194
	Prudential Financial Inc.	4.500%	9/15/2047	70	69
	Regions Bank	4.755%	7/27/2029	4,340	4,342
	Regions Financial Corp.	1.800%	8/12/2028	250	236
	Regions Financial Corp.	5.722%	6/6/2030	212	217
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	125	124
[7]	Rocket Cos. Inc.	6.125%	8/1/2030	480	489
[7]	Rocket Cos. Inc.	6.125%	8/1/2031	80	82
[7]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	80	77
	Royal Bank of Canada	4.522%	10/18/2028	106	106
	Royal Bank of Canada	4.965%	1/24/2029	100	101
	Royal Bank of Canada	4.969%	8/2/2030	30	30
	Royal Bank of Canada	4.650%	10/18/2030	150	150
	Royal Bank of Canada	4.970%	5/2/2031	922	929
	Santander UK Group Holdings plc	6.534%	1/10/2029	2,070	2,125
	Santander UK Group Holdings plc	4.320%	9/22/2029	170	168
	Santander UK Group Holdings plc	4.858%	9/11/2030	1,223	1,222
[7]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	240	241
[9]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	5.500%	5/15/2033	150	167
	Sixth Street Lending Partners	5.750%	1/15/2030	27	27
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	35	35
[7]	Societe Generale SA	4.450%	4/12/2030	200	197
[7]	Starwood Property Trust Inc.	4.375%	1/15/2027	225	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7]	Starwood Property Trust Inc.	5.875%	8/15/2029	30	30
	Suci Second Investment Co.	4.375%	9/10/2027	2,680	2,670
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	265	269
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	750	766
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	200	198
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	2,100	1,998
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	750	736
[6]	Sumitomo Mitsui Financial Group Inc.	4.934%	7/7/2032	795	792
[7]	Sumitomo Mitsui Trust Bank Ltd.	5.550%	9/14/2028	15	15
[7]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	2,980	2,963
[7]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	2,920	2,895
[7]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	460	455
	Toronto-Dominion Bank	4.783%	12/17/2029	100	101
	Truist Bank	2.250%	3/11/2030	1,000	913
	Truist Financial Corp.	7.161%	10/30/2029	200	211
	Truist Financial Corp.	5.071%	5/20/2031	310	313
	UBS AG	4.678%	11/29/2030	4,310	4,302
	UBS AG / Stamford CT	4.302%	3/16/2029	40	40
[7]	UBS Group AG	6.442%	8/11/2028	70	71
[7]	UBS Group AG	3.869%	1/12/2029	2,300	2,274
[7]	UBS Group AG	6.246%	9/22/2029	775	799
[7]	UBS Group AG	4.151%	12/23/2029	2,254	2,221
[7]	UBS Group AG	3.126%	8/13/2030	557	529
[7]	UBS Group AG	5.617%	9/13/2030	2,200	2,252
[7]	UBS Group AG	4.398%	9/23/2031	663	650
[7]	United Wholesale Mortgage LLC	5.750%	6/15/2027	475	470
	US Bancorp	4.653%	2/1/2029	200	200
	US Bancorp	5.384%	1/23/2030	85	86
	US Bank NA	4.730%	5/15/2028	99	99
	US Bank NA	4.535%	5/20/2029	2,950	2,944
	Verisk Analytics Inc.	4.450%	3/15/2031	140	137
	Wells Fargo & Co.	2.393%	6/2/2028	265	260
	Wells Fargo & Co.	4.808%	7/25/2028	678	680
	Wells Fargo & Co.	4.970%	4/23/2029	663	666
	Wells Fargo & Co.	4.577%	5/20/2029	2,785	2,779
	Wells Fargo & Co.	5.574%	7/25/2029	150	153
	Wells Fargo & Co.	6.303%	10/23/2029	1,490	1,541
	Wells Fargo & Co.	4.182%	1/23/2030	400	395
	Wells Fargo & Co.	2.879%	10/30/2030	80	75
	Wells Fargo & Co.	5.244%	1/24/2031	705	715
	Wells Fargo & Co.	5.150%	4/23/2031	590	596
	Willis North America Inc.	4.500%	9/15/2028	700	697
[7]	WS Escrow LLC	7.750%	6/1/2033	120	123
					171,168
Health Care (2.6%)
[7]	1261229 BC Ltd.	10.000%	4/15/2032	695	704
	Abbott Laboratories	3.700%	3/9/2029	825	810
	Abbott Laboratories	4.000%	3/15/2031	770	750
	AbbVie Inc.	4.125%	3/15/2031	135	132
	Amgen Inc.	1.650%	8/15/2028	5	5
	Amgen Inc.	4.200%	2/19/2031	140	137
	Ascension Health	4.078%	11/15/2028	60	60
	Ascension Health	4.294%	11/15/2030	100	99
	Augusta SpinCo Corp.	4.321%	9/23/2027	350	349
	Augusta SpinCo Corp.	4.398%	3/23/2029	225	223
	Augusta SpinCo Corp.	4.656%	3/23/2031	285	283
	Baxter International Inc.	3.950%	4/1/2030	53	51
[7]	Bayer US Finance II LLC	4.375%	12/15/2028	120	119
	Becton Dickinson & Co.	4.874%	2/8/2029	133	134
	Becton Dickinson & Co.	2.823%	5/20/2030	18	17
	Cencora Inc.	3.950%	2/13/2029	255	251
	Cencora Inc.	4.250%	11/15/2030	460	450
	Cencora Inc.	2.700%	3/15/2031	40	36
	Centene Corp.	2.450%	7/15/2028	830	788
	Centene Corp.	4.625%	12/15/2029	610	594
[7]	Charles River Laboratories International Inc.	4.250%	5/1/2028	480	471
[7]	Charles River Laboratories International Inc.	3.750%	3/15/2029	155	149
	CommonSpirit Health	4.352%	9/1/2030	35	34
	CommonSpirit Health	2.782%	10/1/2030	75	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	1.300%	8/21/2027	65	63
	CVS Health Corp.	5.000%	1/30/2029	525	530
	CVS Health Corp.	3.250%	8/15/2029	80	77
	CVS Health Corp.	5.125%	2/21/2030	220	222
	CVS Health Corp.	1.750%	8/21/2030	2,000	1,773
[7]	DaVita Inc.	4.625%	6/1/2030	30	29
	Elevance Health Inc.	4.000%	9/15/2028	345	341
	Elevance Health Inc.	2.250%	5/15/2030	66	60
	Eli Lilly & Co.	4.375%	5/20/2031	175	174
[7]	Endo Finance Holdings LP	8.500%	4/15/2031	40	42
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	675	669
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	1,868	1,936
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	210	210
	HCA Inc.	3.125%	3/15/2027	53	53
	HCA Inc.	5.625%	9/1/2028	50	51
	HCA Inc.	3.375%	3/15/2029	75	72
	HCA Inc.	3.500%	9/1/2030	2,150	2,038
	HCA Inc.	4.300%	11/15/2030	2,085	2,040
	HCA Inc.	5.450%	4/1/2031	90	92
	HCA Inc.	4.700%	5/15/2031	465	461
[7]	IQVIA Inc.	5.000%	10/15/2026	325	325
[7]	IQVIA Inc.	5.000%	5/15/2027	420	420
[7]	IQVIA Inc.	6.250%	6/1/2032	10	10
[7]	Medline Borrower LP	5.250%	10/1/2029	50	50
	Merck & Co. Inc.	4.150%	3/15/2031	93	91
	Merck & Co. Inc.	4.650%	5/22/2031	220	220
	Novartis Capital Corp.	4.400%	3/18/2031	360	357
[7,9]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	300	338
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	40	40
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	70	69
	Pfizer Inc.	4.200%	11/15/2030	95	94
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	200
	Quest Diagnostics Inc.	2.950%	6/30/2030	290	271
[9]	RAY Financing LLC	6.500%	7/15/2031	270	310
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	550	554
[7]	Teleflex Inc.	5.875%	1/15/2032	30	30
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	308	306
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	35	36
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	165	162
	UnitedHealth Group Inc.	4.250%	1/15/2029	50	50
	UnitedHealth Group Inc.	2.875%	8/15/2029	750	715
	UnitedHealth Group Inc.	4.800%	1/15/2030	35	35
	UnitedHealth Group Inc.	2.000%	5/15/2030	455	414
	UnitedHealth Group Inc.	4.650%	1/15/2031	30	30
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	50	51
					22,826
Industrials (2.0%)
	3M Co.	2.375%	8/26/2029	50	47
	3M Co.	3.050%	4/15/2030	50	47
[7]	Air Canada	3.875%	8/15/2026	550	549
[7]	Allison Transmission Inc.	5.875%	6/1/2029	40	40
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	260	260
	Amphenol Corp.	3.800%	11/15/2027	74	73
	Amphenol Corp.	3.900%	11/15/2028	40	39
	Amphenol Corp.	4.125%	11/15/2030	170	167
	ATI Inc.	5.875%	6/15/2033	40	41
	Boeing Co.	3.250%	2/1/2028	100	98
	Boeing Co.	3.250%	3/1/2028	25	24
	Boeing Co.	3.200%	3/1/2029	1,455	1,403
	Boeing Co.	6.298%	5/1/2029	455	474
	Boeing Co.	2.950%	2/1/2030	250	235
	Boeing Co.	5.150%	5/1/2030	932	943
	Boeing Co.	3.625%	2/1/2031	2,525	2,402
	Boeing Co.	6.388%	5/1/2031	40	42
[7]	BWX Technologies Inc.	4.125%	6/30/2028	465	456
[7]	BWX Technologies Inc.	4.125%	4/15/2029	580	562
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	95	93
[7]	Clean Harbors Inc.	5.125%	7/15/2029	210	209
[7]	CompoSecure Holdings LLC	5.625%	2/1/2033	145	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Corp.	3.850%	3/6/2028	1,620	1,605
	Eaton Corp.	3.950%	3/6/2029	590	582
	Eaton Corp.	4.200%	3/6/2031	20	20
[7]	Entegris Inc.	4.375%	4/15/2028	130	128
[7]	Esab Corp.	5.625%	4/1/2031	50	50
[7]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	90	89
[7]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	410	403
[7]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	20	19
[7]	Garda World Security Corp.	7.750%	2/15/2028	20	20
[7]	Garda World Security Corp.	6.500%	1/15/2031	65	66
[7]	Garda World Security Corp.	8.250%	8/1/2032	35	36
[7]	Garda World Security Corp.	8.375%	11/15/2032	25	26
[7]	Gates Corp.	6.875%	7/1/2029	255	261
	GE Vernova Inc.	4.250%	2/4/2031	92	91
[7]	Goat Holdco LLC	6.750%	2/1/2032	300	307
[7]	Herc Holdings Inc.	7.000%	6/15/2030	20	21
	Hexcel Corp.	4.900%	5/15/2031	170	169
[7]	Honeywell Aerospace Inc.	3.900%	3/16/2028	201	199
[7]	Honeywell Aerospace Inc.	4.000%	3/16/2029	154	152
[7]	Honeywell Aerospace Inc.	4.300%	3/16/2031	292	287
	Howmet Aerospace Inc.	3.900%	4/15/2029	71	70
	Hubbell Inc.	4.650%	6/15/2031	369	368
	Jacobs Solutions Inc.	4.750%	3/3/2031	520	514
[7]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	420	381
	John Deere Capital Corp.	3.900%	3/9/2029	740	731
	John Deere Capital Corp.	4.550%	6/5/2030	100	100
[7]	Kazakhstan Temir Zholy National Co. JSC	4.875%	4/29/2031	1,500	1,469
	Otis Worldwide Corp.	4.488%	5/7/2029	467	465
	Otis Worldwide Corp.	2.565%	2/15/2030	433	402
	Regal Rexnord Corp.	6.300%	2/15/2030	20	21
	RTX Corp.	4.125%	11/16/2028	194	192
	RTX Corp.	7.500%	9/15/2029	199	216
	Ryder System Inc.	5.650%	3/1/2028	50	51
[7]	TK Elevator US Newco Inc.	5.250%	7/15/2027	200	200
[7]	TransDigm Inc.	6.750%	8/15/2028	115	116
[3]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/2030	28	27
	United Airlines Holdings Inc.	4.875%	3/1/2029	10	10
	United Airlines Holdings Inc.	5.375%	3/1/2031	5	5
	Waste Management Inc.	4.650%	3/15/2030	50	50
[7]	WESCO Distribution Inc.	5.250%	4/15/2031	10	10
					18,275
Materials (2.3%)
	Amcor Flexibles North America Inc.	4.250%	3/8/2029	700	693
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	20	18
[7]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	5	5
[7]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	390	375
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	20	19
[7,9]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	100	115
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	15	15
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	1,410	1,412
[7,9]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	6.500%	6/15/2033	500	576
[7]	Bond US Bidco 1 Inc. / Bidco 2 / Bidco 3 / German Bidco 1 GmbH / German Bidco 2	7.125%	6/15/2033	170	172
[7]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	45	45
[7]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	445	422
[7]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	785	757
	Commercial Metals Co.	4.125%	1/15/2030	60	58
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	200	198
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	1,100	1,035
	CRH America Finance Inc.	4.400%	2/9/2031	100	99
	CRH SMW Finance DAC	5.200%	5/21/2029	200	203
	CRH SMW Finance DAC	5.125%	1/9/2030	150	152
	Eastman Chemical Co.	5.000%	8/1/2029	125	126
[7]	Element Solutions Inc.	3.875%	9/1/2028	320	312
	FMC Corp.	3.450%	10/1/2029	240	222
[7]	FMC Corp.	8.000%	6/1/2031	720	749
	FMC Corp.	8.450%	11/1/2055	275	201
	Freeport-McMoRan Inc.	4.625%	8/1/2030	128	127
[7]	Georgia-Pacific LLC	4.400%	6/30/2028	60	60
[7]	Georgia-Pacific LLC	2.300%	4/30/2030	159	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Graphic Packaging International LLC	4.750%	7/15/2027	250	249
[7]	Graphic Packaging International LLC	3.500%	3/1/2029	920	874
[7]	Graphic Packaging International LLC	3.750%	2/1/2030	440	413
[7]	Hudbay Minerals Inc.	6.125%	4/1/2029	460	462
[7]	JH North America Holdings Inc.	5.875%	1/31/2031	70	70
	LYB International Finance III LLC	2.250%	10/1/2030	50	45
[7]	Magnera Corp.	4.750%	11/15/2029	195	182
	Mosaic Co.	5.375%	11/15/2028	20	20
	Mosaic Co.	4.350%	1/15/2029	2,100	2,081
[7]	NOVA Chemicals Corp.	4.250%	5/15/2029	1,365	1,333
[7]	Novelis Corp.	4.750%	1/30/2030	370	358
	OCP SA	6.100%	4/30/2030	1,500	1,537
[7]	Olympus Water US Holding Corp.	4.250%	10/1/2028	450	437
[7]	Olympus Water US Holding Corp.	7.250%	6/15/2031	80	81
[7]	Olympus Water US Holding Corp.	6.750%	8/1/2032	175	171
[7]	Olympus Water US Holding Corp.	7.250%	2/15/2033	40	40
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	520	514
[7]	Quikrete Holdings Inc.	6.750%	3/1/2033	860	876
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	950	963
[7]	SNF Group SACA	3.375%	3/15/2030	220	205
[7]	SNF Group SACA	5.626%	3/31/2031	255	258
[7]	Standard Building Solutions Inc.	6.250%	8/1/2033	5	5
	Steel Dynamics Inc.	4.000%	12/15/2028	80	79
[6,7]	Stonepeak Motion Holdco Ltd. / Stonepeak Motion Finco LLC	6.125%	7/15/2033	80	80
	Vale Canada Ltd.	7.200%	9/15/2032	95	104
	Vulcan Materials Co.	4.950%	12/1/2029	50	50
[7]	WR Grace Holdings LLC	5.625%	8/15/2029	660	621
[7]	WR Grace Holdings LLC	7.375%	3/1/2031	35	35
	WRKCo Inc.	3.900%	6/1/2028	270	266
					20,721
Real Estate (1.4%)
	American Homes 4 Rent LP	4.250%	2/15/2028	13	13
	American Tower Corp.	3.550%	7/15/2027	100	99
	American Tower Corp.	5.500%	3/15/2028	50	51
	American Tower Corp.	5.800%	11/15/2028	100	102
	American Tower Corp.	5.200%	2/15/2029	100	101
	Boston Properties LP	3.250%	1/30/2031	350	325
	Brandywine Operating Partnership LP	3.950%	11/15/2027	400	390
	Brandywine Operating Partnership LP	8.875%	4/12/2029	545	575
	Brandywine Operating Partnership LP	6.125%	1/15/2031	365	348
	Camden Property Trust	3.150%	7/1/2029	50	48
	Camden Property Trust	2.800%	5/15/2030	50	47
	COPT Defense Properties LP	4.500%	10/15/2030	12	12
	Crown Castle Inc.	3.650%	9/1/2027	159	157
	Crown Castle Inc.	3.800%	2/15/2028	305	301
	Crown Castle Inc.	4.800%	9/1/2028	330	331
	Crown Castle Inc.	3.100%	11/15/2029	405	384
	Crown Castle Inc.	3.300%	7/1/2030	312	294
	CubeSmart LP	2.250%	12/15/2028	50	47
	Digital Realty Trust LP	5.550%	1/15/2028	663	672
	Digital Realty Trust LP	3.600%	7/1/2029	400	388
	Equinix Asia Financing Corp. Pte Ltd.	4.400%	3/15/2031	401	392
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	1,070	1,057
	Equinix Inc.	2.150%	7/15/2030	595	536
	Healthpeak OP LLC	3.500%	7/15/2029	47	45
	Highwoods Realty LP	4.125%	3/15/2028	220	217
	Highwoods Realty LP	4.200%	4/15/2029	4	4
	Highwoods Realty LP	3.050%	2/15/2030	20	19
	Host Hotels & Resorts LP	4.250%	12/15/2028	20	20
	Hudson Pacific Properties LP	3.950%	11/1/2027	440	429
	Hudson Pacific Properties LP	5.950%	2/15/2028	490	485
[9]	MPT Operating Partnership LP / MPT Finance Corp.	0.993%	10/15/2026	410	459
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	85	58
[7]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	45	46
	Public Storage Operating Co.	1.850%	5/1/2028	700	669
	Realty Income Corp.	3.100%	12/15/2029	50	48
	Rexford Industrial Realty LP	5.000%	6/15/2028	75	75
	SBA Communications Corp.	3.875%	2/15/2027	950	945
	Service Properties Trust	3.950%	1/15/2028	780	756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Service Properties Trust	0.000%	9/30/2028	945	878
	Simon Property Group LP	4.300%	1/15/2031	200	197
	UDR Inc.	3.500%	7/1/2027	265	263
	Ventas Realty LP	3.000%	1/15/2030	20	19
					12,302
Technology (3.5%)
	Atlassian Corp.	5.250%	5/15/2029	20	20
[7]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	250	134
[7]	Cloud Software Group Inc.	6.500%	3/31/2029	675	655
[7]	Cloud Software Group Inc.	9.000%	9/30/2029	470	456
	Concentrix Corp.	6.500%	3/1/2029	237	229
	Cotiviti Corp.	7.625%	5/1/2031	180	168
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	1,474	1,454
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	398	417
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	681	672
	Dell International LLC / EMC Corp.	4.750%	7/15/2031	274	272
[7]	Foundry JV Holdco LLC	5.900%	1/25/2030	927	957
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	278	276
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	80	80
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	916	907
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	578	575
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	337	331
[7]	Ingram Micro Inc.	4.750%	5/15/2029	240	236
	Intel Corp.	3.150%	5/11/2027	472	467
	Intel Corp.	3.750%	8/5/2027	40	40
	Intel Corp.	4.000%	8/5/2029	600	589
	Intel Corp.	2.450%	11/15/2029	378	352
	Intel Corp.	5.125%	2/10/2030	946	957
	Intel Corp.	3.900%	3/25/2030	1,356	1,317
	Intel Corp.	4.650%	6/1/2031	2,952	2,923
	Intuit Inc.	4.950%	6/15/2031	272	272
[7]	Kioxia Holdings Corp.	6.250%	7/24/2030	105	108
[7]	Kioxia Holdings Corp.	6.625%	7/24/2033	2	2
	Leidos Inc.	4.100%	3/15/2029	350	344
[7]	McAfee Corp.	7.375%	2/15/2030	290	246
	NVIDIA Corp.	4.250%	6/15/2028	1,410	1,407
	NVIDIA Corp.	4.350%	6/15/2029	1,650	1,645
	NVIDIA Corp.	4.500%	6/15/2031	1,460	1,455
	Oracle Corp.	3.250%	11/15/2027	300	294
	Oracle Corp.	2.300%	3/25/2028	530	507
	Oracle Corp.	4.800%	8/3/2028	1,150	1,148
	Oracle Corp.	4.550%	2/4/2029	655	646
	Oracle Corp.	2.950%	4/1/2030	180	166
	Oracle Corp.	3.250%	5/15/2030	278	258
	Oracle Corp.	4.450%	9/26/2030	2,040	1,969
	Oracle Corp.	4.950%	2/4/2031	2,819	2,761
[7]	Rocket Software Inc.	9.000%	11/28/2028	355	352
	Roper Technologies Inc.	4.250%	9/15/2028	24	24
	Roper Technologies Inc.	4.450%	9/15/2030	25	25
	Salesforce Inc.	4.500%	3/15/2028	550	549
	Salesforce Inc.	4.650%	3/15/2029	600	600
	ServiceNow Inc.	4.250%	5/15/2028	64	64
	ServiceNow Inc.	4.700%	8/15/2031	87	87
[7]	SS&C Technologies Inc.	5.500%	9/30/2027	290	290
[7]	SS&C Technologies Inc.	6.500%	6/1/2032	10	10
	Texas Instruments Inc.	4.500%	5/23/2030	663	662
[7]	UKG Inc.	6.875%	2/1/2031	520	505
	VMware LLC	1.800%	8/15/2028	250	236
					31,116
Utilities (2.4%)
	Ameren Corp.	5.000%	1/15/2029	928	936
	Appalachian Power Co.	3.300%	6/1/2027	250	247
	Arizona Public Service Co.	2.950%	9/15/2027	500	491
	Arizona Public Service Co.	2.600%	8/15/2029	265	249
	Black Hills Corp.	5.950%	3/15/2028	50	51
[7]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	35	35
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	186	188
	Comision Federal de Electricidad	5.700%	1/24/2030	1,000	1,001
	Constellation Energy Generation LLC	5.600%	3/1/2028	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Constellation Energy Generation LLC	5.000%	2/1/2031	20	20
	Dominion Energy Inc.	6.875%	2/1/2055	160	165
	DTE Energy Co.	4.875%	6/1/2028	265	266
	DTE Energy Co.	5.100%	3/1/2029	265	268
[7]	ENEL Finance International NV	4.125%	9/30/2028	210	207
[11]	Eskom Holdings	4.314%	7/23/2027	1,604	1,587
	Evergy Inc.	4.250%	3/15/2029	860	850
	FirstEnergy Corp.	2.250%	9/1/2030	1,440	1,297
[7]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	75	75
[7]	ITC Holdings Corp.	4.950%	9/22/2027	325	326
	Jersey Central Power & Light Co.	4.150%	1/15/2029	15	15
	Jersey Central Power & Light Co.	4.400%	1/15/2031	20	20
	National Grid plc	5.602%	6/12/2028	133	135
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	190	191
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	50	50
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	50	51
	NiSource Inc.	3.490%	5/15/2027	150	149
	NiSource Inc.	5.250%	3/30/2028	85	86
	NiSource Inc.	6.950%	11/30/2054	50	52
[7]	NRG Energy Inc.	5.250%	6/15/2029	440	439
[7]	NRG Energy Inc.	5.750%	7/15/2029	690	690
	NSTAR Electric Co.	4.850%	3/1/2030	50	50
	Pacific Gas & Electric Co.	6.100%	1/15/2029	3,035	3,125
	Pacific Gas & Electric Co.	2.500%	2/1/2031	2,210	1,984
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	280	274
	Pinnacle West Capital Corp.	4.900%	5/15/2028	80	80
[7]	PSEG Power LLC	5.200%	5/15/2030	75	76
	Public Service Co. of Colorado	4.150%	3/13/2029	1,040	1,030
	Public Service Electric & Gas Co.	4.200%	1/1/2031	350	344
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	159	161
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	450	397
	Southern Co.	5.500%	3/15/2029	183	187
	Southern Co.	3.700%	4/30/2030	716	692
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	80	79
	System Energy Resources Inc.	6.000%	4/15/2028	150	153
[7]	Talen Energy Supply LLC	6.125%	5/1/2031	1,275	1,275
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	10	10
[7]	Vistra Operations Co. LLC	4.300%	10/15/2028	220	217
[7]	Vistra Operations Co. LLC	4.550%	10/30/2028	95	94
[7]	Vistra Operations Co. LLC	4.700%	1/31/2031	100	98
	WEC Energy Group Inc.	5.150%	10/1/2027	150	151
	Wisconsin Electric Power Co.	3.950%	3/1/2029	300	296
	Wisconsin Public Service Corp.	4.550%	12/1/2029	150	150
[7]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	95	94
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	445	461
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	55	59
					21,725
Total Corporate Bonds (Cost $406,324)					404,129
Floating Rate Loan Interests (1.8%)
[5]	ADI Global Distribution Funding LLC	0.000%	6/17/2033	10	10
[5]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.425%	5/28/2032	1,226	1,226
[5]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	30	30
[5]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.913%	9/19/2030	654	646
[5]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.144%	1/27/2032	297	297
[5,9,12]	BASF Coatings EUR Term Loan B	—%	5/6/2033	50	57
[5,12]	BASF Coatings USD Term Loan B	—%	5/6/2033	15	15
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	618	619
[5,9,12]	Beach Acquisition Bidco LLC	—%	9/12/2032	700	801
[5]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.394%	9/12/2032	219	220
[5]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	468	467
[5]	Betclic Everest Group Term Loan B, TSFR3M + 2.750%	6.482%	12/10/2031	5	5
[5,9,12]	Boluda Towage, S.L. EUR Term Loan B	—%	6/30/2033	20	23
[5,12]	Boluda Towage, S.L. USD Term Loan B	—%	6/30/2033	15	15
[5]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	5	5
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.144%	5/6/2030	568	568
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.144%	1/28/2032	119	119
[5]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.175%	6.819%	4/13/2029	270	265
[5]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	6.894%	4/1/2032	40	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Core & Main LP	5.520%	7/1/2033	75	75
[5]	Discovery Global Holdings Inc. Term Loan B, TSFR1M + 2.500%	6.144%	6/3/2033	230	230
[5,9,12]	Electronic Arts Inc. EUR Term Loan B	—%	3/24/2033	45	51
[5,12]	Electronic Arts Inc. USD Term Loan B	—%	3/24/2033	1,045	1,047
[5]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.394%	4/23/2031	1,148	1,148
[5]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.982%	8/15/2030	370	370
[5]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.894%	1/26/2033	5	5
[5]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.414%	9/13/2032	199	200
[5]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	495	484
[5]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.982%	12/30/2032	25	25
[5]	LifePoint Health Inc. Term Loan B, TSFR3M + 3.750%	7.423%	5/19/2031	449	441
[5]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.177%	5/19/2031	418	410
[5]	Live Nation Entertainment Inc. Term Loan B, TSFR1M + 2.000%	5.639%	10/21/2032	298	298
[5,9,12]	LSF12 Pillar Investments Sarl	—%	4/30/2033	60	69
[5]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	38	38
[5]	Nexstar Broadcasting Inc. Term Loan B-7, TSFR1M + 2.750%	6.394%	3/18/2033	122	121
[5]	Opal Bidco SAS Term Loan B, TSFR3M + 2.500%	6.232%	4/28/2032	104	104
[5]	Organon & Co. Term Loan, TSFR1M + 2.250%	5.894%	5/19/2031	113	113
[5]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.169%	10/8/2032	175	174
[5]	Pioneer Opco LLC Term Loan B, TSFR1M + 3.250%	6.894%	5/16/2033	15	15
[5]	Prestige Brands Inc. Term Loan B, TSFR1M + 2.000%	5.621%	6/13/2033	23	23
[5,12]	QXO Inc	—%	4/30/2032	185	184
[5]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.394%	11/28/2028	1	1
[5]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.630%	7/9/2032	1,341	1,339
[5]	Stonepeak Motion Finco LLC	0.000%	6/24/2033	315	315
[5]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	30	30
[5]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	129	130
[5]	TKO Worldwide Holdings LLC Term Loan B, TSFR3M + 1.750%	5.412%	11/21/2031	433	431
[5]	TransDigm Inc. Term Loan J, TSFR1M + 2.500%	6.144%	2/28/2031	175	175
[5]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.144%	1/19/2032	514	514
[5]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.144%	8/19/2032	378	378
[5]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.144%	2/13/2033	875	875
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	30	29
[5]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.232%	1/30/2031	60	60
[5]	Worthington Steel Inc. Term Loan B, TSFR1M + 4.000%	7.621%	6/1/2033	310	309
Total Floating Rate Loan Interests (Cost $15,704)					15,637
Sovereign Bonds (7.8%)
	Arab Republic of Egypt	7.500%	1/31/2027	225	228
	Arab Republic of Egypt	6.588%	2/21/2028	200	202
	Arab Republic of Egypt	7.600%	3/1/2029	1,000	1,029
[13]	Argentina Bonar Bonds, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	216	135
	Baiterek National Investment Holding JSC	5.450%	5/8/2028	700	706
[7]	Banco Nacional de Comercio Exterior SNC	6.000%	5/14/2036	400	395
[7]	Bolivian Government International Bonds	9.450%	5/14/2031	610	624
	Corp. Financiera de Desarrollo SA	5.950%	4/30/2029	500	513
	Dominican Republic	5.950%	1/25/2027	200	201
	Dominican Republic	5.500%	2/22/2029	1,590	1,592
	Dominican Republic	4.500%	1/30/2030	6,970	6,726
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	1,575	1,579
	Emirate of Abu Dhabi	3.125%	10/11/2027	500	492
	Federative Republic of Brazil	6.125%	1/22/2032	380	388
	Hazine Mustesarligi Varlik Kiralama A/S	6.750%	9/1/2030	2,600	2,636
[6,7]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	200	200
	Islamic Republic of Pakistan	6.975%	4/24/2029	600	600
[3]	Ivory Coast	6.125%	6/15/2033	500	497
	Kingdom of Bahrain	6.750%	9/20/2029	200	200
	Kingdom of Jordan	7.750%	1/15/2028	1,750	1,813
	Kingdom of Morocco	2.375%	12/15/2027	550	531
	Kingdom of Morocco	5.950%	3/8/2028	1,900	1,931
	KSA Sukuk Ltd.	5.250%	6/4/2027	500	503
	Kuwait	3.500%	3/20/2027	650	646
	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	1,782	1,813
	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	200	206
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	200	197
	Republic of Argentina	1.000%	7/9/2029	213	194
	Republic of Argentina	5.000%	1/9/2038	1,525	1,271
[13]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	1,506	1,333
[13]	Republic of Argentina, 4.375% coupon rate effective 7/9/2027	4.125%	7/9/2046	79	61
[13]	Republic of Argentina, 4.875% coupon rate effective 7/9/2029	3.500%	7/9/2041	25	19

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
		Republic of Chile	4.350%	4/13/2031	800	786
		Republic of Colombia	6.500%	1/21/2033	400	406
		Republic of Costa Rica	6.125%	2/19/2031	3,230	3,326
[3]		Republic of Ecuador	0.000%	7/31/2030	465	401
[3]		Republic of El Salvador	9.250%	4/17/2030	1,000	1,075
[3]		Republic of Ghana	0.000%	1/3/2030	20	18
		Republic of Guatemala	4.375%	6/5/2027	400	398
		Republic of Guatemala	4.875%	2/13/2028	200	199
		Republic of Guatemala	5.250%	8/10/2029	789	787
[3]		Republic of Guatemala	4.900%	6/1/2030	801	791
		Republic of Hungary	6.125%	5/22/2028	2,285	2,341
[9]		Republic of Indonesia	1.000%	7/28/2029	3,000	3,170
		Republic of Indonesia	5.250%	1/15/2030	600	608
		Republic of Indonesia	5.030%	5/29/2031	1,900	1,909
		Republic of Kenya	7.875%	2/26/2034	200	199
[3]		Republic of Paraguay	4.950%	4/28/2031	950	950
		Republic of Peru	2.783%	1/23/2031	1,206	1,110
[9]		Republic of Philippines	3.625%	2/4/2032	500	567
		Republic of Poland	4.625%	4/14/2031	800	800
		Republic of Serbia	6.250%	5/26/2028	500	510
		Republic of Turkiye	5.250%	3/13/2030	5,200	5,033
		Republic of Turkiye	9.125%	7/13/2030	50	55
		Republic of Turkiye	6.375%	5/22/2031	228	227
[9]		Republic of Uzbekistan	5.100%	2/25/2029	2,385	2,788
[13]		Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	54	53
[9]		Romania	6.625%	9/27/2029	60	74
[9]		Romania	1.750%	7/13/2030	1,000	1,035
[9]		State of Israel	5.000%	10/30/2026	200	230
		State of Israel	5.375%	3/12/2029	770	778
		Sultanate of Oman	5.375%	3/8/2027	1,850	1,858
[7]		Turkiye Ihracat Kredi Bankasi A/S	6.125%	5/2/2029	1,150	1,140
[13]		Ukraine, 5.500% coupon rate effective 2/1/2027	4.000%	2/1/2032	618	511
[13]		Ukraine, 6.000% coupon rate effective 2/1/2027	4.500%	2/1/2034	48	34
		United Mexican States	2.659%	5/24/2031	5,000	4,422
		United Mexican States	4.750%	4/27/2032	1,396	1,342
		Wells Fargo & Co.	4.844%	5/20/2032	20	20
Total Sovereign Bonds (Cost $69,518)						69,412
					Shares
Temporary Cash Investments (2.3%)
Money Market Fund (1.1%)
[14]		Vanguard Market Liquidity Fund	3.682%		102,003	10,199
				Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.2%)
		United States Treasury Bill	3.906%–3.917%	6/10/2027	10,782	10,389
Total Temporary Cash Investments (Cost $20,597)						20,588
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year CDX-NA-IG-S46-V1, Credit Protection Purchased, Pays 1.000% Quarterly	RBC	7/15/2026	0.575%	5,470	1
	5-Year CDX-NA-IG-S46-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/15/2026	0.575%	5,460	1
Total Options Purchased (Cost $15)						2
Total Investments (101.0%) (Cost $908,361)						904,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.5%)
[3,4,6]	UMBS Pool (Proceeds ($4,298)	5.000%	7/13/2056	(4,400)	(4,323)
Other Assets and Liabilities—Net (-0.5%)					(4,279)
Net Assets (100%)					895,688
Cost is in $000.

1	Securities with a value of $617 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,424 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
7
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $235,735, representing 26.3% of net assets.

8	Security value determined using significant unobservable inputs.
9	Face amount denominated in euro.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Guaranteed by the Republic of South Africa.
12	Represents an unsettled loan as of June 30, 2026. The coupon rate is not known until the settlement date.
13	Step bond.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
3M—3-month.
ABS—Asset-Backed Security.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EUR—euro.
JPMC—JPMorgan Chase Bank, N.A.
RBC—Royal Bank of Canada.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Prestige Brands Inc.	2	2	—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S46-V1, Credit Protection Sold, Receives 1.000% Quarterly	JPMC	7/15/2026	0.700%	5,460	—
5-Year CDX-NA-IG-S46-V1, Credit Protection Sold, Receives 1.000% Quarterly	RBC	7/15/2026	0.700%	5,470	—

Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Total Options Written (Premiums Received $7)				—

JPMC—JPMorgan Chase Bank, N.A.
RBC—Royal Bank of Canada.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	393	81,010	(26)
Long U.S. Treasury Bond	September 2026	11	1,249	5
				(21)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(83)	(8,885)	(3)
10-Year U.S. Treasury Note	September 2026	(79)	(8,681)	(16)
Euro-Bobl	September 2026	(42)	(5,537)	(37)
Euro-Bund	September 2026	(3)	(436)	(5)
Euro-Schatz	September 2026	(11)	(1,332)	(3)
Ultra 10-Year U.S. Treasury Note	September 2026	(29)	(3,262)	(18)
Ultra Long U.S. Treasury Bond	September 2026	(1)	(116)	(2)
				(84)
				(105)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	381	USD	440	—	(4)
HSBC Bank plc	9/16/2026	EUR	316	USD	365	—	(3)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	11,785	EUR	10,186	109	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	26	EUR	23	—	—
						109	(7)

EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V2	6/21/2031	USD	3,480	5.000	285	122
CDX-NA-IG-S46-V1	6/21/2031	USD	6,837	1.000	152	35
Republic of Colombia	6/21/2031	USD	126	1.000	(2)	4
Republic of Panama	6/21/2031	USD	1,520	1.000	10	4
Republic of Peru	6/21/2031	USD	40	1.000	1	—
Republic of Philippines	6/21/2031	USD	450	1.000	7	2
Republic of South Africa	6/21/2031	USD	2,027	1.000	(22)	27
Republic of Turkiye	6/21/2031	USD	74	1.000	(4)	2
					427	196

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract.

Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J. Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	277,993	—	277,993
Asset-Backed/Commercial Mortgage-Backed Securities	—	115,378	1,151	116,529
Corporate Bonds	—	404,129	—	404,129
Floating Rate Loan Interests	—	15,637	—	15,637
Sovereign Bonds	—	69,412	—	69,412
Temporary Cash Investments	10,199	10,389	—	20,588
Options Purchased	—	2	—	2
Total	10,199	892,940	1,151	904,290
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(4,323)	—	(4,323)

Derivative Financial Instruments
Assets
Futures Contracts[1]	5	—	—	5
Forward Currency Contracts	—	109	—	109
Swap Contracts[1]	—	196	—	196
Total	5	305	—	310
Liabilities
Options Written	—	—	—	—
Futures Contracts[1]	(110)	—	—	(110)
Forward Currency Contracts	—	(7)	—	(7)
Total	(110)	(7)	—	(117)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.